Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
(11)         Derivative Instruments and Hedging Activities.

The Trust does not utilize “hedge accounting” and instead “marks-to-market” its derivatives through operations.

Derivatives not designated as hedging instruments:

As of December 31, 2014
	Asset	Liability
Type of Futures,	Derivatives	Derivatives	Net
Forwards Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$119,669	$(95,121)	$24,548
Currency	60,876	(31,502)	29,374
Energy	218,011	(15,424)	202,587
Indices	12,875	(13,050)	(175)
Interest Rates	168,536	(2,275)	166,261
Metals	44,235	(875)	43,360
	$624,202	$(158,247)	$465,955

As of December 31, 2013
	Asset	Liability
Type of	Derivatives	Derivatives	Net
Futures Contracts	Fair Value	Fair Value	Fair Value

Agriculture	$223,192	$(37,817)	$185,375
Currency	94,958	(1,663)	93,295
Energy	15,843	(38,517)	(22,674)
Indices	438,814	(46,548)	392,266
Interest Rates	129,505	(94,051)	35,454
Metals	78,920	-	78,920
	$981,232	$(218,596)	$762,636

The above reported fair values are included in equity in commodity trading accounts – unrealized gain on open contracts and in purchased options on futures and written options on futures contracts in the consolidated statements of financial condition as of December 31, 2014 and 2013, respectively.

Trading gain (loss) for the following periods:

	Year ended December 31,
Type of Futures Contracts	2014	2013	2012
Agriculture	$(42,004)	$441,400	$(361,619)
Currency	790,640	(221,046)	(598,618)
Energy	126,535	(430,320)	(483,184)
Indices	(566,210)	394,694	(655,571)
Interest Rates	188,370	(204,765)	162,682
Metals	21,168	229,275	(462,793)
	$518,499	$209,238	$(2,399,103)

See Note (5) for additional information on the Trust’s purpose for entering into derivatives not designed as hedging instruments and its overall risk management strategies.